Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Basis of Presentation and General Information/Significant Accounting Policies [Abstract]
Summary of concentration of credit risk
Charterer	2015	2014	2013
A	39%	39%	32%
B	31%	34%	12%